Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,017,357	$ 2,120,159	$ 4,018,689	$ 4,210,545
Ireland
Segment Reporting Information [Line Items]
Revenue	884,257	702,858	1,607,159	1,355,543
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	357,191	384,214	731,203	774,429
U.S.
Segment Reporting Information [Line Items]
Revenue	572,312	792,370	1,244,039	1,601,855
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 203,597	$ 240,717	$ 436,288	$ 478,718